INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of goodwill

USDm	2022	2021	2020
Goodwill
Cost:
Balance as of 01 January	11.4	11.4	11.4
Additions from business combinations	1.8	—	—
Balance as of 31 December	13.2	11.4	11.4

Impairment:
Balance as of 01 January	11.4	11.4	11.4
Impairment losses	—	—	—
Balance as of 31 December	11.4	11.4	11.4
Carrying amount	1.8	—	—

Schedule of other intangible assets

USDm	2022	2021	2020
Other intangible assets
Cost:
Balance as of 01 January	—	—	—
Exchange rate adjustments	0.2	—	—
Additions	0.6	—	—
Additions from business combinations	1.2	—	—
Transfer from other items	0.3	—	—
Balance as of 31 December	2.3	—	—

Amortization:
Balance as of 01 January	—	—	—
Amortization for the year	0.3	—	—
Transfer from other items	0.1	—	—
Balance as of 31 December	0.4	—	—
Carrying amount	1.9	—	—